CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME [Abstract]
NET SALES	$ 2,660,329	$ 2,470,448	$ 2,054,933
COST OF GOODS SOLD	2,334,987	2,189,896	1,829,824
GROSS PROFIT	325,342	280,552	225,109
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	229,775	204,390	184,919
ANTI-DUMPING DUTY ASSESSMENTS	1,600	1,526	2,328
NET (LOSS) GAIN ON DISPOSITION OF ASSETS, AND IMPAIRMENT CHARGES	(3,400)	368	(6,666)
EARNINGS FROM OPERATIONS	97,367	74,268	44,528
INTEREST EXPENSE	4,267	4,851	4,053
INTEREST INCOME	(2,235)	(640)	(510)
EQUITY IN EARNINGS OF INVESTEE	(378)	(201)	(79)
NON-OPERATING (INCOME)/EXPENSE	1,654	4,010	3,464
EARNINGS BEFORE INCOME TAXES	95,713	70,258	41,064
INCOME TAXES	34,149	24,454	15,054
NET EARNINGS	61,564	45,804	26,010
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,013)	(2,722)	(2,076)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	57,551	43,082	23,934
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 2.87	$ 2.16	$ 1.21
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 2.86	$ 2.15	$ 1.21
OTHER COMPRESHENSIVE INCOME:
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(3,116)	(784)	980
COMPREHENSIVE INCOME	58,448	45,020	26,990
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(3,015)	(2,730)	(2,398)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 55,433	$ 42,290	$ 24,592